UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments. – The schedule of investments as of March 31, 2010, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended March 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 73.72%

Australia 0.21%
405,710	Spotless Group Limited	$1,457,742	$1,060,997

Belgium 0.28%
16,280	Groupe Bruxelles Lambert SA	1,473,013	1,441,369

Bermuda 0.85%
130,880	Jardine Matheson Holdings Limited	3,888,380	4,358,304

Brazil 1.04%
135,130	Petroleo Brasileiro SA, ADR	3,733,620	5,349,797

Canada 1.86%
180,000	Franco-Nevada Corporation	2,970,470	4,831,084
77,529	EnCana Corporation	1,620,744	2,405,725
88,429	Cenovus Energy, Inc.	1,779,305	2,317,724
		6,370,519	9,554,533
France 12.25%
128,428	Sanofi-Aventis SA	9,834,542	9,592,468
157,691	Sodexo	6,313,768	9,443,444
57,042	Neopost SA	4,994,627	4,567,794
38,071	Robertet SA	4,870,662	4,487,688
70,287	Total SA	4,112,819	4,088,384
73,013	Rémy Cointreau SA	2,577,215	3,779,565
46,727	Société BIC SA	2,779,625	3,584,962
36,030	Guyenne et Gascogne SA	3,136,456	3,367,449
52,250	Cie Generale d’Optique Essilor International SA	1,963,754	3,342,582
45,960	Wendel	2,285,235	2,742,708
21,641	Air Liquide SA	2,387,595	2,603,104
48,344	Carrefour SA	2,651,176	2,334,740
38,480	Société Foncière Financière et de Participations	4,517,413	2,293,207
23,580	Laurent-Perrier	1,740,700	1,898,764
1,569	Sucrière de Pithiviers-Le-Vieil	878,902	1,468,336
26,499	NSC Groupe (b)	2,015,953	1,239,764
25,040	Zodiac Aerospace	1,239,300	1,234,197
9,220	Gaumont SA	814,112	686,284
8,840	Sabeton SA	100,102	141,769
		59,213,956	62,897,209
Germany 5.00%
115,052	HeidelbergCement AG	6,305,851	6,430,644
128,860	Daimler AG	6,411,986	6,078,458

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 73.72% — (continued)

Germany 5.00% — (continued)
238,970	Tognum AG	$3,925,710	$4,501,869
412,649	Deutsche Wohnen AG (a)	4,122,346	4,192,908
57,560	Fraport AG	2,420,094	3,036,886
18,599	Pfeiffer Vacuum Technology AG	1,747,837	1,422,159
		24,933,824	25,662,924
Greece 0.71%
359,750	Jumbo SA	3,616,939	3,651,508

Hong Kong 0.93%
930,580	Wheelock & Company Limited	1,349,411	2,744,703
195,670	Guoco Group Limited	2,278,417	2,031,259
		3,627,828	4,775,962
Italy 1.25%
397,580	Italcementi S.p.A. RSP	3,849,944	2,582,712
68,340	Italcementi S.p.A.	1,275,606	791,697
45,886	Italmobiliare S.p.A. RSP (a)	2,342,059	1,379,237
25,533	Italmobiliare S.p.A. (a)	2,256,915	1,067,061
138,287	Gewiss S.p.A.	353,793	594,672
		10,078,317	6,415,379
Japan 28.73%
120,500	Fanuc Limited	9,926,859	12,799,657
257,760	Secom Company Limited	11,474,041	11,288,558
1,950,920	Nissay Dowa General Insurance Company Limited	10,911,162	10,089,885
72,260	SMC Corporation	8,519,298	9,818,818
36,110	Keyence Corporation	7,064,977	8,637,942
236,180	Astellas Pharma, Inc.	9,381,079	8,560,545
146,560	Shimano, Inc.	3,296,685	6,489,191
274,548	Chofu Seisakusho Company Limited	5,235,460	6,423,465
51,990	Hirose Electric Company Limited	5,910,461	6,001,201
124,000	Canon, Inc.	5,454,588	5,749,224
115,300	Ono Pharmaceutical Company Limited	4,646,636	5,135,967
240,930	MISUMI Group, Inc.	4,175,030	4,948,107
280,740	Mitsubishi Estate Company Limited	4,236,308	4,599,338
2,979	NTT DoCoMo, Inc.	4,579,401	4,542,345
189,360	Nitto Kohki Company Limited	3,852,487	4,233,683
338,100	OSG Corporation	2,926,254	3,569,618
433,200	Temp Holdings Company Limited	5,351,806	3,506,791
446,500	Japan Wool Textile Company Limited	3,412,543	3,475,806
168,194	Secom Joshinetsu Company Limited	3,485,653	3,472,299
289,900	Aderans Holdings Company Limited (a)	3,553,174	3,442,543
143,725	Nagaileben Company Limited	2,702,805	3,330,345
492,800	Nipponkoa Insurance Company Limited	2,943,230	3,097,479
97,994	SK Kaken Company Limited	2,829,669	2,589,144
132,950	AS One Corporation	2,564,887	2,338,975
148,700	T. Hasegawa Company Limited	2,196,668	2,248,254
77,200	Meitec Corporation	2,145,103	1,513,580

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 73.72% — (continued)

Japan 28.73% — (continued)
156,600	Kansai Paint Company Limited	$1,044,299	$1,277,751
134,000	Nippon Thompson Company Limited	628,185	934,083
34,500	Ryosan Company Limited	769,862	879,586
150,600	Chubu-Nippon Broadcasting Company Limited	1,501,659	804,684
93,100	Sompo Japan Insurance, Inc.	708,605	653,963
43,800	Seikagaku Corporation	309,117	458,214
100,000	Shingakukai Company Limited	685,580	344,791
63,040	Sansei Yusoki Company Limited	464,414	294,308
1,200	Daiichikosho Company Limited	14,468	15,496
		138,902,453	147,565,636
Malaysia 2.29%
5,795,580	Malaysia Airports Holdings Berhad	5,550,544	8,563,671
1,531,335	Genting Berhad	2,771,846	3,098,348
98,470	Genting Malaysia Berhad	85,439	86,637
		8,407,829	11,748,656
Mexico 3.03%
269,382	Grupo Televisa SA, ADR	4,799,575	5,662,410
200,050	Grupo Televisa S.A.B. CPO	667,679	845,382
244,260	Industrias Peñoles S.A.B. de C.V.	1,598,004	5,216,360
299,425	Fresnillo PLC	1,992,784	3,856,038
		9,058,042	15,580,190
Netherlands 0.25%
28,780	Heineken Holding NV	918,350	1,282,799

Papua New Guinea 0.62%
1,150,510	Lihir Gold Limited	2,779,003	3,198,797

Singapore 1.70%
1,427,830	Haw Par Corporation Limited	4,401,200	6,105,415
1,379,960	Singapore Airport Terminal Services Limited	1,606,891	2,614,869
		6,008,091	8,720,284
South Africa 2.04%
615,600	Gold Fields Limited, ADR	7,664,165	7,768,872
284,500	Harmony Gold Mining Company Limited, ADR	2,969,952	2,697,060
		10,634,117	10,465,932
South Korea 1.81%
85,171	KT&G Corporation	4,869,830	4,712,276
1,460	Lotte Confectionery Company Limited	728,318	1,702,011
66,250	Fursys, Inc.	1,684,535	1,639,489
6,200	Nong Shim Company Limited	1,642,269	1,243,890
		8,924,952	9,297,666
Switzerland 5.84%
129,778	Pargesa Holding SA	7,721,848	11,046,249
151,110	Nestlé SA	4,740,938	7,760,285
17,393	Rieter Holding AG (a)	2,961,043	5,078,128

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 73.72% — (continued)

Switzerland 5.84% — (continued)
39,890	Kuehne & Nagel International AG	$1,528,178	$4,047,801
673	Lindt & Spruengli AG	2,008,535	1,596,895
2,000	Edipresse SA	675,882	485,022
		19,636,424	30,014,380
Taiwan 0.46%
1,793,722	Compal Electronics, Inc.	1,564,948	2,346,783

Thailand 1.95%
33,865,592	Thai Beverage PCL	5,725,729	7,143,618
607,815	Bangkok Bank PCL NVDR	1,990,517	2,471,862
21,700	Bangkok Bank PCL	70,551	92,276
20,000	OHTL PCL (b)	88,922	290,707
		7,875,719	9,998,463
United Kingdom 0.62%
55,597	Anglo American PLC (a)	2,284,668	2,426,585
19,922	Spirax-Sarco Engineering PLC	286,714	424,471
28,202	Berkeley Group Holdings PLC (a)	350,734	348,628
		2,922,116	3,199,684
Total Common Stocks		336,026,182	378,587,252

International Preferred Stocks — 1.88%

Germany 0.43%
20,062	Hornbach Holding AG	1,583,776	2,185,649

South Korea 1.45%
15,675	Samsung Electronics Company Limited	3,098,617	7,453,400
Total Preferred Stocks		4,682,393	9,639,049

OUNCES

Commodity — 5.10%
23,558	Gold bullion (a)	16,423,598	26,205,658

PRINCIPAL AMOUNT

International Bonds — 2.75%

International Corporate Bonds — 2.03%

Canada 0.56%
2,871,000 USD	Catalyst Paper Corporation 11.00% due 12/15/2016 (b)(c)	3,109,492	2,892,532

France 1.20%
4,735,000 EUR	Wendel 4.875% due 11/4/2014	4,287,958	6,151,789

Ireland 0.00%
823,000 EUR	Waterford Wedgwood PLC 9.875% due 12/1/2010 (a)(b)(c)(d)(e)	1,033,814	—

Netherlands 0.27%
600,000 EUR	UPC Holding BV 7.75% due 1/15/2014 (f)	704,107	832,392

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Corporate Bonds — 2.03% — (continued)

Netherlands 0.27% — (continued)
400,000 EUR	UPC Holding BV 8.625% due 1/15/2014 (f)	$471,875	$560,341
		1,175,982	1,392,733
Total International Corporate Bonds		9,607,246	10,437,054

International Government Bonds — 0.72%

France 0.31%
1,091,872 EUR	France Government Bond OAT 3.00% due 7/25/2012 (g)	1,357,252	1,615,624

Malaysia 0.13%
2,109,000 MYR	Malaysia Government Bond 3.756% due 4/28/2011	564,489	654,919

Taiwan 0.28%
19,800,000 TWD	Taiwan Government Bond 2.00% due 7/20/2012	604,784	643,446
24,000,000 TWD	Taiwan Government Bond 2.375% due 1/16/2013	777,497	791,290
		1,382,281	1,434,736
Total International Government Bonds		3,304,022	3,705,279
Total International Bonds		12,911,268	14,142,333

Commercial Paper — 15.56%

International Commercial Paper — 1.56%

Germany 0.59%
3,000,000 USD	BMW 0.30% due 4/13/2010	2,999,700	2,999,700

Switzerland 0.97%
3,987,000 USD	Nestlé Capital Corporation 0.11% due 4/6/2010	3,986,939	3,986,939
1,000,000 USD	Nestlé Capital Corporation 0.16% due 5/26/2010	999,756	999,756
Total International Commercial Paper		7,986,395	7,986,395

U.S. Commercial Paper — 14.00%
$2,000,000	7-Eleven, Inc. 0.12% due 4/12/2010	1,999,927	1,999,927
1,270,000	7-Eleven, Inc. 0.22% due 5/25/2010	1,269,581	1,269,581
1,500,000	Abbott Laboratories 0.12% due 4/26/2010	1,499,875	1,499,875
4,000,000	Abbott Laboratories 0.13% due 4/23/2010	3,999,682	3,999,682
2,500,000	AT&T, Inc. 0.12% due 4/12/2010	2,499,908	2,499,908
2,000,000	Caterpillar Financial Services Corporation 0.12% due 4/5/2010	1,999,973	1,999,973
2,000,000	The Coca-Cola Company 0.12% due 4/6/2010	1,999,967	1,999,967
2,000,000	The Coca-Cola Company 0.13% due 4/19/2010	1,999,870	1,999,870
1,000,000	The Coca-Cola Company 0.18% due 5/25/2010	999,730	999,730

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.00% — (continued)
$2,500,000	ConocoPhillips 0.15% due 4/14/2010	$2,499,865	$2,499,865
5,000,000	H.J. Heinz Company Limited 0.22% due 4/26/2010	4,999,236	4,999,236
2,000,000	Hewlett-Packard Company 0.16% due 4/29/2010	1,999,751	1,999,751
5,000,000	Merck & Co. Inc. 0.21% due 6/11/2010	4,997,929	4,998,500
4,500,000	Microsoft Corporation 0.17% due 6/8/2010	4,498,555	4,498,706
4,000,000	Moody’s Corporation 0.18% due 4/8/2010	3,999,860	3,999,860
6,000,000	Northern Illinois Gas Company 0.12% due 4/1/2010	6,000,000	6,000,000
3,297,000	NYSE Euronext 0.20% due 4/1/2010	3,297,000	3,297,000
4,000,000	The Procter & Gamble Company 0.16% due 4/27/2010	3,999,538	3,999,538
3,000,000	Questar Corporation 0.27% due 4/26/2010	2,999,438	2,999,438
5,000,000	Sherwin-Williams Company 0.17% due 4/7/2010	4,999,858	4,999,858
4,000,000	Toyota Motor Credit Corporation 0.24% due 5/4/2010	3,999,120	3,999,120
1,117,000	Wal-Mart Stores, Inc. 0.09% due 4/7/2010	1,116,983	1,116,983
1,220,000	The Walt Disney Company 0.11% due 4/20/2010	1,219,929	1,219,929
3,000,000	WellPoint, Inc. 0.25% due 4/28/2010	2,999,438	2,999,438
Total U.S. Commercial Paper		71,895,013	71,895,735
Total Commercial Paper		79,881,408	79,882,130
Total Investments — 99.01%		$449,924,849	508,456,422
Other Assets in Excess of Liabilities — 0.99%			5,065,734
Net Assets — 100.00%			$513,522,156

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At March 31, 2010, the value of these securities amounted to $4,423,003 or 0.86% of net assets.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Issuer is in default.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $0 or 0.00% of net assets.
(f)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(g)	Inflation protected security.

At March 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$77,219,294
Gross unrealized depreciation	(18,687,721)
Net unrealized appreciation	$58,531,573

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
CPO	—	Ordinary Participation Certificate
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
OAT	—	French Treasury Obligation
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2010

Currencies
EUR	—	Euro
MYR	—	Malaysian Ringgit
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at March 31, 2010	Unrealized Appreciation at March 31, 2010	Unrealized Depreciation at March 31, 2010
4/21/2010	7,393,000	Euro	$11,081,146	$9,993,251	$1,087,895	$—
4/21/2010	628,939,000	Japanese Yen	6,967,618	6,730,464	237,154	—
4/21/2010	18,389,000	Mexican Peso	1,357,222	1,485,938	—	(128,716)
6/16/2010	4,833,000	Euro	6,992,626	6,532,988	459,638	—
6/16/2010	920,183,000	Japanese Yen	10,078,785	9,850,537	228,248	—
6/16/2010	13,486,000	Mexican Peso	1,039,383	1,083,379	—	(43,996)
7/21/2010	13,737,000	Euro	19,637,414	18,568,956	1,068,458	—
7/21/2010	1,796,961,000	Japanese Yen	20,289,569	19,235,152	1,054,417	—
7/21/2010	28,139,000	Mexican Peso	2,120,544	2,259,299	—	(138,755)
8/18/2010	11,040,000	Euro	15,082,903	14,922,934	159,969	—
8/18/2010	560,073,000	Japanese Yen	6,183,664	5,998,368	185,296	—
8/18/2010	18,030,000	Mexican Peso	1,404,534	1,437,514	—	(32,980)
			$102,235,408	$98,098,780	$4,481,075	$(344,447)

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2010

Industry Diversification for Portfolio Holdings

Percent of Net Assets
International Common Stocks
Consumer Discretionary	10.82%
Consumer Staples	8.15
Energy	2.76
Financials	8.27
Health Care	6.39
Industrials	20.17
Information Technology	5.49
Materials	10.79
Telecommunication Services	0.88
Total International Common Stocks	73.72
International Preferred Stocks
Consumer Discretionary	0.43
Information Technology	1.45
Total International Preferred Stocks	1.88
Commodity	5.10
International Bonds
Financials	1.20
Government Issues	0.72
Information Technology	0.27
Materials	0.56
Total International Bonds	2.75
Commercial Paper
International Commercial Paper	1.56
U.S. Commercial Paper	14.00
Total Commercial Paper	15.56

Total Investments	99.01%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2010

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. (First Eagle SoGen Variable Funds, Inc. prior to December 31, 2002). The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (‘NOCP’)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 pm E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded on that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS — (unaudited) (continued)

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including a fund’s own assumption in determining the fair value of investments).

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of March 31, 2010:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
International Common Stocks	$377,056,781	$1,530,471	$—	$378,587,252
International Preferred Stocks	9,639,049	—	—	9,639,049
Commodity*	26,205,658	—	—	26,205,658
International Corporate Bonds	—	10,437,054	—	10,437,054
International Government Bonds	—	3,705,279	—	3,705,279
International Commercial Paper	—	7,986,395	—	7,986,395
U.S. Commercial Paper	—	71,895,735	—	71,895,735
Foreign Currency Contracts* *	4,481,075	—	—	4,481,075
Total	$417,382,563	$95,554,934	$—	$512,937,497

Liabilities:
Foreign Currency Contracts* *	$(344,447)	$—	$—	$(344,447)
Total	$(344,447)	$—	$—	$(344,447)

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
* *	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

The Fund adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010.  This update applies to the Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

The Fund did not have any Level 3 activity for the period ended March 31, 2010.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund entered into forward currency contracts. The Fund’s currency transactions include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a forward contract (or other cash management position) with respect to specific payables or receivables of the Fund in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serves as hedges against possible variations in the exchange rates between the currencies and U.S. dollar. The Fund engaged in portfolio hedging with respect to certain currencies of particular countries in amounts approximating actual or anticipated positions in securities denominated in that currency. These contracts are valued at the current cost of covering or offsetting such contracts.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.  Forward currency contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. Outstanding contracts at period-end are indicative of the volume of activity during the period.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS — (unaudited) (continued)

At March 31, 2010, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Realized Gain	Change in Appreciation

Foreign exchange contract	$4,481,075	$344,447	$1,070,593	$1,896,307

Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a—2(a) under the Investment Company Act (17 CFR 270.30a—2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: May 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: May 18, 2010

\s\ John P. Arnhold
John P. Arnhold, President		Date: May 18, 2010